Report Of The Directors Financial Review Risk Report - Own funds (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Common equity tier 1 (‘CET1’) capital: instruments and reserves [Abstract]
Capital instruments and the related share premium accounts	$ 23,406	$ 23,513
Retained earnings	127,155	121,059
Accumulated other comprehensive income (and other reserves)	4,105	8,273
Minority interests (amount allowed in consolidated CET1)	4,444	4,186
Independently reviewed net profits net of any foreseeable charge or dividend	8,633	5,887
Common equity tier 1 capital before regulatory adjustments	167,743	162,918
Common equity tier 1 capital: regulatory adjustments [Abstract]
Total regulatory adjustments to common equity tier 1	(48,452)	(30,353)
Common equity tier 1 capital	119,291	132,565
Additional tier 1 capital before regulatory adjustments	19,836	23,787
Total regulatory adjustments to additional tier 1 capital	(60)	(60)
Additional tier 1 capital	19,776	23,727
Tier 1 capital	139,067	156,292
Tier 2 capital before regulatory adjustments	24,779	23,018
Total regulatory adjustments to tier 2 capital	(1,423)	(1,524)
Tier 2 capital	23,356	21,494
Total capital	162,423	$ 177,786
Increase in common equity tier 1 capital, before regulatory adjustments	13,200
Increase in common equity tier 1 capital, regulatory adjustments	$ 13,200